Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) ₩ in Millions, $ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Loss allowance | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ (550)		₩ (626)	₩ (319)	₩ (689)
Loss allowance | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.40%	0.40%	0.60%
Financial assets at amortised cost	₩ (351)		₩ (438)
Loss allowance | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	22.50%	22.50%	3.20%
Financial assets at amortised cost	₩ (48)		₩ (10)
Loss allowance | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	87.00%	87.00%	57.40%
Financial assets at amortised cost	₩ (11)		₩ (16)
Loss allowance | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	87.30%
Financial assets at amortised cost	₩ (5)		₩ (4)
Loss allowance | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost	₩ (135)		₩ (158)
Loss allowance | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ (5)		₩ (5)	₩ (5)	₩ (5)
Loss allowance | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost		$ 0	₩ 0
Loss allowance | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost		$ (5)	₩ (5)
Acquisition price | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 81,702		71,839
Acquisition price | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	81,335		71,334
Acquisition price | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	214		315
Acquisition price | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	13		27
Acquisition price | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	5		5
Acquisition price | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	135		158
Acquisition price | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	1,577		3,642
Acquisition price | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	1,566		3,637
Acquisition price | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	6		0
Acquisition price | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 5		₩ 5